Leases (Table)	3 Months Ended
Mar. 31, 2025
Leases
Schedule of sublease obligations
Year ending December 31,
2025	$278,126
2026	242,211
2027	388,790
2028	407,405
Remaining	310,114
Total future lease payments	1,626,647
Less: Interest	(147,530)
Present value of lease liabilities	$1,479,117

Schedule of future amortization of the Company's ROU assets
Year ended December 31,
2025	$230,255
2026	314,154
2027	326,161
2028	340,709
Remaining	265,743
Total	$1,477,021